Taxes - Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciles China Statutory Rates to the Company’s Effective Tax Rate [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate in China		(6.90%)	(20.00%)	(2.60%)
Tax rate difference outside China	[1]	(10.70%)	(16.80%)	(18.00%)
Change in valuation allowance		(3.90%)	(5.00%)	(9.90%)
Tax effect of true up to tax return		0.40%
Additional R&D deduction in China				(0.30%)
Permanent difference		2.00%	17.20%	6.80%
Effective tax rate		6.00%	0.40%	1.00%

[1]	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, Singapore, and tax exempt in Cayman Islands.